Long Term Debt	12 Months Ended
Dec. 31, 2012
Long Term Debt [Abstract]
Long Term Debt

Note 8.  Long Term Debt

Our consolidated and combined debt obligations consisted of the following at the dates indicated:

	December 31,	December 31,
	2012	2011
	(In thousands)

OLLC Revolving Credit Facility:
OLLC $1.0 billion multi-year revolving credit facility, variable-rate, due December 2016	$371,000	$120,000
Previous Owner Credit Facilities:
WHT $400.0 million revolving credit facility, variable-rate, terminated March 2013	89,300	99,900
REO $150.0 million revolving credit facility, variable-rate, terminated December 2012	--	35,000
Stanolind $250.0 million revolving credit facility, variable-rate, due July 2017	85,750	24,450
Boaz $75.0 million revolving credit facility, variable-rate, terminated October 2013	29,500	14,300
Crown $75.0 million revolving credit facility, variable-rate, terminated October 2013	13,882	17,351
Tanos $250.0 million revolving credit facility, variable-rate, terminated April 2013	25,250	37,500
Propel Energy $200.0 million revolving credit facility, variable-rate, due June 2015	15,500	12,500

Total long-term debt	$630,182	$361,001

Each of the revolving credit facilities contain customary covenants and restrictive provisions including but not limited to: (i) limitation on indebtedness and liens, (ii) limitations on restricted payments, (iii) limitation on investments and acquisitions, (iv) limitations on transactions with affiliates, (v) limitation on mergers, consolidation and asset sales, and (vi) limitations on commodity hedging and interest rate hedging. Each of the revolving credit facilities also includes financial maintenance covenants that require each borrower to meet certain financial performance criteria periodically (e.g., minimum current ratio and debt ratio). The definitions and required ratios are set forth in each credit facility.

Each of the credit facilities contain customary and other events of default including but not limited to: (i) failure to make payments when due, (ii) breach of any covenants continuing beyond the cure period, (iii) default under any other material debt, (iv) change in management or change of control, and (v) certain material adverse effects on the business of the loan parties. Upon an event of default, revolving credit commitments could be terminated and any outstanding indebtedness under such revolving credit facility, together with accrued interest, fees and other obligations under such credit facility, could be declared immediately due and payable.

Borrowing Base

Credit facilities tied to borrowing bases are common throughout the oil and gas industry. Each of the revolving credit facilities borrowing base is subject to redetermination on at least a semi-annual basis primarily based on estimated proved reserves. The borrowing base for each credit facility was the following at the date indicated:

December 31,
2012
(In thousands)
OLLC Revolving Credit Facility:
OLLC $1.0 billion multi-year revolving credit facility, variable-rate, due December 2016	$460,000
Previous Owner Credit Facilities:
WHT $400.0 million revolving credit facility, variable-rate, terminated March 2013	120,000
Stanolind $250.0 million revolving credit facility, variable-rate, due July 2017	97,000
Boaz $75.0 million revolving credit facility, variable-rate, terminated October 2013	35,000
Crown $75.0 million revolving credit facility, variable-rate, terminated October 2013	25,000
Tanos $250.0 million revolving credit facility, variable-rate, terminated April 2013	45,000
Propel Energy $200.0 million revolving credit facility, variable-rate, due June 2015	16,000

Total borrowing base	$798,000

Weighted-Average Interest Rates

The following table presents the weighted-average interest rates paid on variable-rate debt obligations for the periods presented:

	For the Year Ended December 31,
	2012	2011	2010

OLLC revolving credit facility	2.74%	2.81%	n/a
WHT revolving credit facility	2.60%	2.79%	n/a
REO revolving credit facility	3.40%	3.03%	n/a
Stanolind revolving credit facility	3.76%	3.88%	4.21%
Boaz revolving credit facility	3.12%	3.47%	n/a
Crown revolving credit facility	4.20%	5.55%	3.94%
Tanos revolving credit facility	2.31%	2.55%	2.51%
Propel Energy revolving credit facility	3.28%	3.23%	n/a
BlueStone revolving credit facility	n/a	3.17%	3.45%
Classic revolving credit facility	n/a	3.40%	3.11%

Generally, borrowings under each revolving credit facility bear interest, at the borrower’s option, at either: (i) the Alternative Base Rate (as defined within each credit facility) plus a margin that varies according to the borrowing base usage (which is the ratio of outstanding borrowings and letters of credit to the borrowing base then in effect), or (ii) the applicable LIBOR plus a margin that varies according to the borrowing base usage. The unused portion of the borrowing base will be subject a commitment fee that varies according to the borrowing base usage.

OLLC Revolving Credit Facility

The revolving credit facility, which OLLC entered into at the closing of our IPO, is guaranteed by us and all of our current and future subsidiaries and had an initial borrowing base of $300.0 million. On December 3, 2012, we entered into a third amendment to our credit agreement, which among other things: (i) increased the borrowing base to $460.0 million upon closing of the Beta acquisition and (ii) provided us with the ability, if necessary, to incur certain second lien indebtedness. The borrowing base is subject to redetermination on at least a semi-annual basis based on an engineering report with respect to our estimated oil, NGL and natural gas reserves, which will take into account the prevailing oil, NGL and natural gas prices at such time, as adjusted for the impact of commodity derivative contracts. Unanimous approval by the lenders is required for any increase to the borrowing base.

Borrowings under our revolving credit facility are secured by liens on substantially all of our properties, but in any event, not less than 80% of the total value of the our oil and natural gas properties, and all of our equity interests in OLLC and any future guarantor subsidiaries and all of our other assets including personal property. Additionally, borrowings under our revolving credit facility bear interest, at our option, at either: (i) the Alternative Base Rate defined as the greatest of (x) the prime rate as determined by the administrative agent, (y) the federal funds effective rate plus 0.50%, and (z) the one-month adjusted LIBOR plus 1.0% (adjusted upwards, if necessary, to the next 1/100th of 1%), in each case, plus a margin that varies from 0.75% to 1.75% per annum according to the borrowing base usage (which is the ratio of outstanding borrowings and letters of credit to the borrowing base then in effect), or (ii) the applicable LIBOR plus a margin that varies from 1.75% to 2.75% per annum according to the borrowing base usage. The unused portion of the borrowing base will be subject to a commitment fee that varies from 0.375% to 0.50% per annum according to the borrowing base usage.

Our revolving credit facility requires us to maintain a ratio of Consolidated EBITDAX to Consolidated Net Interest Expense or, for the periods ending on March 31, 2013, June 30, 2013, and September 30, 2013, a ratio of Annualized Consolidated EBITDAX to Annualized Consolidated Net Interest Expense (as each term is defined under our revolving credit facility), which we refer to in either case as the interest coverage ratio, of not less than 2.5 to 1.0, and a ratio of consolidated current assets to consolidated current liabilities, each as determined under our revolving credit facility, of not less than 1.0 to 1.0.

Additionally, our revolving credit facility contains various covenants and restrictive provisions that, among other things, limit our ability to incur additional debt, guarantees or liens; consolidate, merge or transfer all or substantially all of our assets; make certain investments, acquisitions or other restricted payments; modify certain material agreements; engage in certain types of transactions with affiliates; dispose of assets; incur commodity hedges exceeding a certain percentage of production; and prepay certain indebtedness.

Events of default under our revolving credit facility include the failure to make payments when due, breach of any covenants continuing beyond the cure period, default under any other material debt, change in management or change of control, bankruptcy or other insolvency event and certain material adverse effects on the business of OLLC or us.

If we fail to perform our obligations under these or any other covenants, the revolving credit commitments could be terminated and any outstanding indebtedness under our revolving credit facility, together with accrued interest, fees and other obligations under the credit agreement, could be declared immediately due and payable.

During the year ended December 31, 2012, the revolving credit facility was primarily used to fund the acquisitions of oil and gas properties from both related parties and third parties. See Note 3 and 13 for additional information regarding these acquisitions.

Previous Owner and Predecessor Revolving Credit Facilities

WHT Revolving Credit Facility. On April 8, 2011, WHT entered into a $400.0 million revolving credit facility with an initial borrowing base of $230.0 million, which was collateralized by substantially all of WHT’s oil and gas properties. On March 28, 2013, the debt balance then outstanding under the revolving credit facility of $89.3 million and all accrued interest was paid off in full and the WHT revolving credit facility was terminated.

REO Revolving Credit Facility. On October 26, 2011, REO entered into a three-year, $150.0 million revolving credit facility, which was collateralized by its assets. For accounting and financial reporting purposes, the $28.5 million that was repaid concurrently with the closing of the Beta acquisition on behalf of REO was netted against the net book value of the net assets that were acquired by us and reflected on our supplemental consolidated and combined cash flow statement as “Payments on revolving credit facility.”

Stanolind Revolving Credit Facility. On September 9, 2010, Stanolind entered into a multi-year $50.0 million senior secured revolving credit agreement, which is collateralized by substantially all of Stanolind’s oil and gas properties. During 2012, the credit agreement was amended, which among other things: (i) increased the aggregate maximum credit to $250.0 million and (ii) increased the borrowing base to $75.0 million. The borrowing base was redetermined subsequent to the amendment date and set at $97.0 million. The maturity date of the credit facility is July 13, 2017. All of Stanolind’s indebtedness outstanding under the revolving credit facility is attributable to Stanolind SPV. On October 1, 2013, the debt balance then outstanding under the revolving credit facility and all accrued interest was paid off in full by the Partnership on behalf of Stanolind.

Boaz Revolving Credit Facility. On August 1, 2011, Boaz entered into a multi-year $75.0 million senior secured revolving credit agreement, which is collateralized by substantially all of Boaz’s oil and gas properties. The maturity date of the credit facility is August 31, 2015. On October 1, 2013, the debt balance then outstanding under the revolving credit facility and all accrued interest was paid off in full and the Boaz revolving credit facility was terminated.

Crown Revolving Credit Facility. On January 28, 2010, Crown entered into a multi-year $75.0 million senior secured revolving credit agreement, which is collateralized by substantially all of Crown’s oil and gas properties. The maturity date of the credit facility is October 25, 2016. On October 1, 2013, the debt balance then outstanding under the revolving credit facility and all accrued interest was paid off in full and the Crown revolving credit facility was terminated.

Tanos Revolving Credit Facility. On December 16, 2010, Tanos entered into an amended and restated credit agreement with various lenders, which consists of a four-year, $250.0 million revolving credit facility, which was collateralized by Tanos’ oil and gas properties. On April 1, 2013, indebtedness then outstanding under the revolving credit facility of $27.0 million was repaid and on April 25, 2013 all accrued interest was paid off in full and the Tanos revolving credit facility was terminated.

Propel Energy Revolving Credit Facility. On June 15, 2011, Propel Energy entered into a multi-year $200.0 million senior secured revolving credit agreement, which is collateralized by substantially all of Propel Energy’s oil and gas properties. The maturity date of the credit facility is June 15, 2015. All of Propel Energy’s indebtedness outstanding under the revolving credit facility is attributable to Propel SPV. On October 1, 2013, the debt balance then outstanding under the revolving credit facility and all accrued interest was paid off in full by the Partnership on behalf of Propel Energy.

BlueStone Revolving Credit Facility. On June 25, 2010, BlueStone refinanced its existing credit agreement and entered into a new $150.0 million revolving credit facility, which was collateralized by BlueStone’s assets and its equity interests in its subsidiaries.

Classic Revolving Credit Facility. The Classic Carve-Out properties were burdened by debt incurred pursuant to a $150.0 million revolving credit facility extended to Classic on November 1, 2007, which was collateralized by Classic’s oil and gas properties.

Unamortized Deferred Financing Costs

Unamortized deferred financing costs associated with our consolidated and combined debt obligations were as follows at the dates indicated:

	December 31,	December 31,
	2012	2011
	(In thousands)

OLLC revolving credit facility (1)	$3,359	$2,521
WHT revolving credit facility (2)	1,419	1,834
REO revolving credit facility (3)	--	446
Stanolind revolving credit facility (4)	580	136
Boaz revolving credit facility (4)	153	113
Crown revolving credit facility (4)	96	75
Tanos revolving credit facility (4)	416	623
Propel Energy revolving credit facility (4)	236	281

	6,259	6,029

(1)    Additional financing costs were incurred in connection with the borrowing base increases. Unamortized deferred financing costs are amortized over the remaining life of our revolving credit facility.

(2)    The unamortized deferred financing costs were written-off at the time the debt was repaid and the facility was terminated on March 28, 2013.

(3)    The unamortized deferred financing costs were written-off at the time the debt was repaid and the facility was terminated on December 12, 2012.

(4)    The unamortized deferred financing costs were written-off at the time the debt was repaid and/or the facility was terminated on October 1, 2013.

Advances and Repayments

The following table presents borrowings and repayments under our consolidated and combined revolving credit facilities for the periods presented (in thousands):

	OLLC Revolving Credit Facility	Previous Owner Revolving Credit Facilities	Predecessor Revolving Credit Facilities	Total
For the Year Ended December 31, 2012:
Advances on revolving credit facility	$293,000	$98,000	$--	$391,000
Payments on revolving credit facility	(42,000)	(79,819)	--	(121,819)

For the Year Ended December 31, 2011:
Advances on revolving credit facility	$130,000	$196,400	$85,918	$412,318
Payments on revolving credit facility	(10,000)	(33,053)	(201,346)	(244,399)

For the Year Ended December 31, 2010:
Advances on revolving credit facility	n/a	$93,811	$115,106	$208,917
Payments on revolving credit facility	n/a	(17,906)	(61,600)	(79,506)

For accounting and financial reporting purposes, the $198.3 million that was repaid concurrent with the closing of our IPO on behalf of our predecessor was netted against the net book value of the net assets that were acquired by us and reflected on our supplemental consolidated and combined cash flow statement as “Payments on revolving credit facility.”